Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
16. Subsequent Events
Financing Related Transactions
As of September 30, 2025, the Company recorded a $6.4 million liability in accounts payable and accrued expenses due to the March 2025 Private Placement Purchasers. Such liability declined by $1.3 million from September 30, 2025 to October 27, 2025 due to 1) a $0.9 million reduction as a result of the reselling of securities acquired in the March 2025 Private Placement by certain March 2025 Private Placement Purchasers, which was recorded as a reduction of the liability that would have been settled in cash, with a corresponding increase to stockholders’ equity, and 2) a payment of $0.4 million to the March 2025 Private Placement Purchasers subsequent to September 30, 2025, with 0.6 million shares of the Company’s common stock returned and cancelled under the terms of the Letter Agreement.
On October 28, 2025, the Company entered into an amendment to the Letter Agreement and the Support Letters with certain March 2025 Private Placement Purchasers (the “Amendment Agreement”), pursuant to which (a) the Support Letters were terminated other than with respect to the participation rights granted therein, and (b) the repayment mechanism under the Letter Agreement was modified. As modified, the Company is no longer required to use 90% of the proceeds from any subsequent financing to repay the March 2025 Private Placement Purchasers. Instead, the Company is only required to retain sufficient funds in an interest bearing account to cover such repayment obligations and make such repayments upon request by any March 2025 Private Placement Purchaser who executed the Amendment Agreement until each such purchaser has received cash either from the Company or from reselling securities acquired in the March 2025 Private Placement in an amount equal to 115% of the purchase price such purchaser paid in the March 2025 Private Placement. If such requests are made, the requesting purchaser must return shares acquired in the March 2025 Private Placement at a value of $0.66 per share.
In addition, the Company issued approximately 3.3 million shares on the Lincoln Park Purchase Credit Agreement, raising an additional $1.9 million of capital through October 29, 2025.
Houston Lease
On October 16, 2025, the Company entered into a lease (the “Houston Lease”) with LG 1 Property Owner LP, pursuant to which the Company agreed to lease approximately 11,370 rentable square feet of space located at 6420 Levit Green Boulevard, Houston, Texas 77021. The Houston Lease is expected to commence on or about November 1, 2026. The Houston Lease provides for a monthly base rent of $58,745, which increases annually by approximately 3%, plus the Company’s share of the building’s direct expenses. The Houston Lease has an initial term of 120 calendar months.

18. Subsequent Events
February 2025 SPEA Agreements
On February 13, 2025 (the “Closing Date”), the Company entered into a Securities Purchase and Exchange Agreement (the “February 2025 SPEA”) with certain existing accredited investors (the “Purchasers”). Pursuant to the February 2025 SPEA, on the Closing Date the Company issued secured convertible promissory notes (the “Funding Notes”) in the aggregate principal amount of $3,362,251 together with common stock purchase warrants (the “Warrants”) to purchase 3,002,009 shares of the Company common stock, par value $0.001 (the “Common Stock”) at an exercise price of $1.12 per share (the “Warrant Exercise Price”). The aggregate purchase price for the Funding Notes and Warrants was approximately $3.7 million (the “Aggregate Purchase Price”) and included payment of $0.125 per Warrant. The Funding Notes mature on February 13, 2026, and bear interest at a rate of 10% per annum, subject to increase upon Events of Default. The Warrants are exercisable for five-years from the date of issuance.
Secured Interest
The obligations of the Company under the February 2025 SPEA and the Notes (as defined below) were secured by a pledge of substantially all of assets of the Company pursuant to a security agreement, dated as of the Closing Date, among the Company, CNSide Diagnostics, LLC (a subsidiary of the Company, “CNSide Diagnostics”), and Iroquois Master Fund Ltd., as collateral agent for the Purchasers (the “Security Agreement), subject to certain exceptions. The Security Agreement contained certain customary affirmative and negative covenants, including limitations on the Company’s and CNSide Diagnostic’s ability to dispose of assets, subject to customary exceptions. The repayment of the Company’s obligations under the February 2025 SPEA and Notes were guaranteed pursuant to a subsidiary guarantee, dated as of the Closing Date (the “Subsidiary Guarantee”), by and among CNSide and the Purchasers. The Security Agreement and the Subsidiary Guarantee were subsequently terminated after the closing of the private placement pursuant to the March 2025 SPA (as defined below).
Terms of the February 2025 SPEA
The February 2025 SPEA contains certain representations and warranties, covenants and indemnities customary for similar transactions. Under the February 2025 SPEA, the Company agreed, among other conditions, to not effect or enter an agreement to effect any variable rate transaction, except for certain exempt issuances of equity securities, until the later of the two year anniversary of the Closing Date or such date that the Notes are no longer outstanding. The Company also agreed to hold a stockholder meeting by no later than May 30, 2025, to seek approvals for future adjustments of the Warrant Exercise Price and Conversion Price for anti-dilution adjustments and similar matters, the reduction of the exercise price of the Warrants by $0.125, the extension of the period of exercise for the Series B common warrants issued pursuant to the May 2024 Purchase Agreement until five years from the original issue date of those warrants, and other matters necessary for compliance with Nasdaq Listing Rule 5635(d) (the “Stockholder Approvals”).
Exchange Notes
As previously disclosed in Note 15, the Company entered into that certain securities purchase agreement, dated May 5, 2024, as amended on May 8, 2024 (the “May 2024 Purchase Agreement”), with the Purchasers, among other investors, for the private placement of securities, including Series A common warrants (“Series A Warrants”) to purchase an aggregate of up to 3,591,532 shares of common stock. The May 2024 Purchase Agreement included certain limitations and restrictions on the Company’s ability to issue securities and provided the Purchasers and the other investors signatories to the May 2024 Purchase Agreement participation rights in future equity and equity-linked offerings of securities, subject to certain limited exceptions (the “Financing Restrictions”). On the Closing Date, pursuant to the February 2025

SPEA, the Company issued
 to the Purchasers secured convertible promissory notes in the aggregate amount of $
3,188,922
(the “Exchange Notes” and together with the Funding Notes, the “Notes”) in exchange for cancellation of the Series A Warrants held by the Purchasers, and the Purchasers entered into a second amendment to the
May 2024
Purchase Agreement to eliminate the Financing Restrictions. The terms and conditions of the Exchange Notes were substantially identical in all material respects to the Funding Notes, except that the Mandatory Conversion applied to all of the principal amount of the Exchange Notes instead of being limited to seventy-
five
percent, and the Maximum Amount did not apply. The Security Agreement and Subsidiary Guarantee also applied to the obligations under the Exchange Notes.
March 2025 SPEA Agreements
On March 4, 2025, the Company entered into a securities purchase agreement (the “March 2025 SPA”) with accredited investors, including certain existing stockholders of the Company, identified on the signature page thereto (collectively, the “March 2025 Private Placement Purchasers”) for a private placement of securities (the “March 2025 Private Placement”). The March 2025 SPA, provides for the sale and issuance by the Company of an aggregate of 28,042,140 shares (the “March 2025 Private Placement Shares”) of the Company’s Common Stock, or, at the election of each Purchaser, prefunded warrants to purchase Common Stock (the “Prefunded Warrants”), exercisable immediately at an exercise price of $0.001 per share (the “Prefunded Warrant Shares”), with each Private Placement Share or Prefunded Warrant accompanied by (i) a Series A common warrant (the “Series A Warrants”) to purchase one share of Common Stock (the “Series A Warrant Shares”), and (ii) one Series B common warrant (the “Series B Warrants”) to purchase one share of Common Stock (the “Series B Warrant Shares,” and together with the Series A Warrant Shares, the “Common Warrant Shares”). The March 2025 Private Placement Shares, Prefunded Warrants, Prefunded Warrant Shares, Series A Warrants, Series B Warrants, and the Common Warrant Shares are collectively referred to herein as the “Securities.”
The combined purchase price of $0.66 for each Private Placement Share or $0.659 for each Prefunded Warrant in the Private Placement, together with one accompanying Series A Warrant and one accompanying Series B Warrant, represents the applicable “Minimum Price”.
The initial exercise price of each Series A Warrant issued in the Private Placement is $1.32 per share of Common Stock. The Series A Warrants are exercisable only following stockholder approval and expire five (5) years thereafter. The number of securities issuable under the Series A Warrant is subject to adjustment as described in more detail in the Series A Warrant. The Series A Warrant exercise price and the related number of shares of Common Stock issuable upon exercise are subject to a “reset” provision upon certain events and are subject to anti-dilution protection upon any subsequent transaction at a fixed price lower than the warrant exercise price then in effect, as more fully described in the Series A Warrant.
The initial exercise price of each Series B Warrant issued in the Private Placement is $1.98 per share of Common Stock or pursuant to an alternative cashless exercise option. The Series B Warrants are exercisable only following stockholder approval and expire two and one-half
(2.5) years thereafter. The Series B Warrant exercise price and the related number of shares of Common Stock issuable upon exercise are subject to a “reset” provision upon certain events, as more fully described in the Series A Warrant, and the Series B Warrant alternative cashless exercise provision provides that the Series B Warrant can be exercised without further payment to the Company and for three times the number of shares of Common Stock then subject to the Series B Warrant.
The Prefunded Warrants will be exercisable from the date of issuance until exercised in full and may not be exercised to the extent that immediately following such exercise, the holder would beneficially own greater than 4.99% (or, at the election of the holder, greater than 9.99%) of the Company’s outstanding Common Stock.
Of the securities issued in the March 2025 Private Placement, 22,727,270 of the shares of Common Stock, or Prefunded Warrants in lieu thereof, and the accompanying 22,727,270 Series A Warrants and 22,727,270 Series B Warrants, were issued in consideration of new capital subscriptions, and 5,314,870 of the shares of

Common Stock, or
Prefunded Warrants in lieu thereof, and the accompanying
5,314,870
Series A Warrants and
5,314,870
Series B Warrants, were issued in exchange (the “Exchange”) for the cancelation of approximately $
3.2
 million in aggregate principal amount of the Exchange Notes.
The March 2025 Private Placement closed on March 7, 2025 (the “Closing Date”). The aggregate gross proceeds at the Closing Date totaled approximately $15.0 million, before deducting certain expenses payable by the Company.
In addition to the stockholder approval of the Series A Warrants and Series B Warrants, the Company also covenanted to seek if necessary stockholder approval to, among other things, amend the Company’s Certificate of Incorporation, as amended, to increase the authorized share capital of the Company to an amount sufficient to cover the shares of Common Stock issuable upon the exercise of the Series A Warrants and Series B Warrants.
First Amendment to the February 2025 SPEA
In connection with entering into the March 2025 SPA, the Company entered into that certain First Amendment to the February 2025 SPEA (the “First Amendment”). The February 2025 SPEA included certain limitations and restrictions on the Company’s ability to issue securities and provided the Investors participation rights in future equity and equity-linked offerings of securities, subject to certain limited exceptions (the “New Financing Restrictions”). Pursuant to the First Amendment, subject to consummation of the March 2025 Private Placement, the Company agreed to repurchase from the Investors $3,362,251 in principal amount of the Company’s outstanding senior convertible promissory notes (the “Funding Notes”) and 3,002,009 warrants (the “SPEA Warrants”) issued pursuant to the February 2025 SPEA for an aggregate purchase price of $4.25 million. In exchange for the repurchase by the Company of the Funding Notes and SPEA Warrants, the Purchasers agreed to consent to the March 2025 Private Placement and eliminate the New Financing Restrictions.